Description of Plan - Additional Information (Details) - EBP 002 - USD ($)				12 Months Ended
	Jan. 15, 2025	Jan. 14, 2025	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum required period of services for eligible to participate for contribution.			500 hours	1000 hours
Minimum age required for eligible to participate for contribution				18 years
Percentage of employee contribution				70.00%
EBP, Employer contribution, vesting percentage allocation period one				100.00%
EBP, Employer contribution, vesting percentage allocation period two				50.00%
Deferral rate				3.00%
Maximum contribution amount after tax				$ 10,000
Employee contribution allowable increased deferral catch-up contribution				1.5
Employee benefit plan contribution vesting description				Participants are immediately vested in their voluntary contributions and actual earnings thereon.
Employee benefit plan forfeiture balances				$ 13,680	$ 18,375
EBP, Forfeited nonvested , decrease from employer contribution				$ 8,879
Plan designated normal retirement age to withdrawals of employer contributions				65 years
Plan designated age to withdrawals of employer contributions if participant dies or disabled				59 years 6 months
Plan designated service year to withdrawals of employer contributions if participant dies or disabled				5 years
EBP, Revenue adjustments deposited				$ 122,743
Available amount for participants or to pay plan expenses				24,600	$ 31,997
Payment on plan expenses				98,143
EBP, Funds allocated participants				31,997
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount				$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage				50.00%
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount				$ 50,000
EBP, Loan interest rate at prime rate plus				1.00%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate				5.00%
EBP Participants vested account at the time of termination of employment or disability	$ 7,000	$ 5,000
EBP, participants loan interest rate				9.50%
Minimum
EBP, Description of Plan [Line Items]
Deferral rate				3.00%
EBP Participants vested account at the time of termination of employment or disability	$ 5,000	$ 250	$ 250
EBP, participants loan interest rate				4.25%